Maintenance Rights Intangible And Lease Premium, Net (Tables)	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Schedule Of Movements In Maintenance Rights Intangible

Movements in maintenance rights intangible during the years ended December 31, 2016 and 2015 were as follows:

	Year Ended December 31,
	2016	2015
Maintenance rights intangible at beginning of period	$3,068,318	$3,812,259
EOL and MR contract maintenance rights expense	(381,637)	(348,366)
MR contract maintenance rights write off due to maintenance liability release	(173,971)	(161,839)
EOL contract maintenance rights write off due to cash receipt	(96,503)	(118,438)
EOL and MR contract intangible write off due to sale of aircraft	(284,411)	(115,298)
Transfer to other assets	(17,162)	—
Additions due to aircraft acquisitions	2,400	—
Maintenance rights intangible at end of period	$2,117,034	$3,068,318

Maintenance Rights Intangible And Lease Premium, Net [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule Of Maintenance Rights Intangible And Lease Premiums

Maintenance rights intangible and lease premium consisted of the following as of December 31, 2016 and 2015:

	As of December 31,
	2016	2015
Maintenance rights intangible	$2,117,034	$3,068,318
Lease premium, net	50,891	70,727
	$2,167,925	$3,139,045

Lease Premium [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule Of Maintenance Rights Intangible And Lease Premiums

The following tables present details of lease premium and related accumulated amortization as of December 31, 2016 and 2015:

	As of December 31, 2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$94,959	$(44,068)	$50,891

	As of December 31, 2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$107,140	$(36,413)	$70,727

Schedule Of Future Amortization Of The Intangible Assets

As of December 31, 2016,  the estimated future amortization expense for lease premium was as follows:

Estimated amortization expense
2017	$13,633
2018	11,219
2019	10,466
2020	7,727
2021	5,394
Thereafter	2,452
$50,891